Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Summary of inventory

		$ million
	2021	2020
Crude oil	3,259	4,498
Natural gas	474	265
Emissions allowances	290	1,297
Refined petroleum and petrochemical products	6,638	8,791
	10,661	14,851
Trading inventories	11,525	292
	22,186	15,143
Supplies	1,525	1,730
	23,711	16,873
Cost of inventories expensed in the income statement	92,923	57,682